CONVERTIBLE REDEEMABLE PREFERRED SHARES (DETAILS)	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended					1 Months Ended	35 Months Ended
	Jan. 31, 2010 CNY	Dec. 31, 2012	Feb. 02, 2010 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares year	Feb. 02, 2010 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares year	Feb. 02, 2010 Class A Ordinary Shares	May 09, 2011 Class A Ordinary Shares Goldman	Feb. 02, 2010 Class A Ordinary Shares Goldman	May 09, 2011 Class B Ordinary Shares Goldman	Feb. 02, 2010 Class B Ordinary Shares Goldman	Jan. 31, 2010 USD USD ($)	Dec. 31, 2012 USD USD ($)
Convertible Redeemable Preferred Shares [Line Items]
Non-cumulative dividend of preferred shares		8.00%
Least years of issuance date when redemption rights become effecitive				6		5
Redemption price of Preferred Shares, as percentage of original issue price per annum		115.00%
Least amount of valuation of company required as a result of public offering													$ 400,000,000
Least gross proceeds of company required as a result of public offering													100,000,000
Compensation expense	4,914,648											$ 720,000
Shares converted			200,000,000		111,367,270				80,502,938	80,502,938
Shares issued in conversion							238,842,277	80,502,938			80,502,938